ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2014
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
7.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other payables consist of the following:

	June 30,	December 31,
	2014	2013
	US$	US$
Accrued salaries and social welfare	254,938	254,447
Accrued expenses	106,244	191,780
Other payables, non-trade vendors	51,522	41,511
Deposit from customer	31,163	6,836
	443,867	494,574